BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Potentially dilutive securities					2,008,548,779	1,411,303,018
Net income (loss) available for common stockholders	$ 9,228,829	$ (3,326,610)	$ 7,042,137	$ (4,749,073)
Weighted average shares outstanding - diluted	1,757,476,050	84,951,404	1,095,850,630	78,205,892
Weighted-average shares to compute basic earnings per share	1,448,694,787	84,951,404	787,069,367	78,205,892
Net income (loss) per share - basic	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Net income (loss) per share - diluted	$ 0.01	$ (0.04)	$ 0.01	$ (0.06)
Class D Preferred Stock
Potentially dilutive securities	110,214,757		110,214,757		47,352,673	1,395,349
Class E Preferred Stock
Potentially dilutive securities	145,901,942		145,901,942		45,053,832
Convertible Notes
Potentially dilutive securities	48,535,473		48,535,473		18,175,060	20,000
Warrant [Member]
Potentially dilutive securities	4,129,091		4,129,091		4,129,091
Class A Preferred Stock
Potentially dilutive securities					1,893,149,525	1,408,825,375
Class C Preferred Stocks
Potentially dilutive securities					688,598	747,540
Class B Preferred Stocks
Potentially dilutive securities						314,754